John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 10/31/2022

Fund’s investments
As of 10-31-22 (unaudited)
	Shares	Value
Common stocks 98.5%		$260,892,207
(Cost $267,433,164)
Communication services 9.3%		24,568,644
Entertainment 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	146,918	8,481,576
Interactive media and services 6.1%
Alphabet, Inc., Class A (A)	144,592	13,665,391
CarGurus, Inc. (A)	166,324	2,421,677
Consumer discretionary 22.5%		59,612,928
Household durables 6.9%
Lennar Corp., A Shares	198,059	15,983,361
NVR, Inc. (A)	570	2,415,518
Internet and direct marketing retail 7.7%
Amazon.com, Inc. (A)	198,334	20,317,335
Leisure products 2.5%
Polaris, Inc.	64,372	6,540,195
Specialty retail 3.6%
Dufry AG (A)	112,614	3,714,856
Group 1 Automotive, Inc.	33,210	5,745,330
Textiles, apparel and luxury goods 1.8%
Canada Goose Holdings, Inc. (A)	183,672	3,004,874
Salvatore Ferragamo SpA	128,679	1,891,459
Consumer staples 6.3%		16,610,802
Beverages 2.5%
Anheuser-Busch InBev SA/NV, ADR	57,284	2,869,928
The Boston Beer Company, Inc., Class A (A)	10,214	3,812,784
Food products 2.8%
Post Holdings, Inc. (A)	50,048	4,525,340
The Hain Celestial Group, Inc. (A)	155,053	2,901,042
Personal products 1.0%
BellRing Brands, Inc. (A)	103,291	2,501,708
Energy 6.5%		17,219,059
Oil, gas and consumable fuels 6.5%
Cheniere Energy, Inc.	65,068	11,478,646
Suncor Energy, Inc.	166,921	5,740,413
Financials 20.1%		53,237,084
Banks 4.0%
First Hawaiian, Inc.	409,406	10,472,605
Capital markets 15.5%
KKR & Company, Inc.	218,344	10,618,069
Morgan Stanley	154,835	12,722,792
S&P Global, Inc.	16,530	5,310,263
The Goldman Sachs Group, Inc.	36,017	12,408,217
Consumer finance 0.6%
Synchrony Financial	47,951	1,705,138
Health care 5.0%		13,247,184
Biotechnology 2.5%
Alnylam Pharmaceuticals, Inc. (A)	10,020	2,076,745
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Moderna, Inc. (A)	29,945	$4,501,632
Health care equipment and supplies 0.8%
Hologic, Inc. (A)	30,903	2,095,223
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	4,877	2,506,632
Pharmaceuticals 0.8%
Elanco Animal Health, Inc. (A)	156,706	2,066,952
Industrials 4.7%		12,505,463
Electrical equipment 1.5%
Regal Rexnord Corp.	19,189	2,428,176
Sensata Technologies Holding PLC	37,665	1,514,510
Machinery 1.5%
Parker-Hannifin Corp.	13,561	3,941,098
Trading companies and distributors 1.7%
United Rentals, Inc. (A)	14,639	4,621,679
Information technology 20.7%		54,967,160
Semiconductors and semiconductor equipment 4.0%
Analog Devices, Inc.	34,514	4,922,387
NVIDIA Corp.	41,971	5,664,826
Software 12.5%
Autodesk, Inc. (A)	21,817	4,675,383
Microsoft Corp.	5,449	1,264,876
Oracle Corp.	51,179	3,995,545
Roper Technologies, Inc.	11,411	4,730,316
salesforce.com, Inc. (A)	53,609	8,716,287
Workday, Inc., Class A (A)	63,409	9,880,390
Technology hardware, storage and peripherals 4.2%
Apple, Inc.	72,500	11,117,150
Materials 1.2%		3,130,803
Chemicals 1.2%
Axalta Coating Systems, Ltd. (A)	134,254	3,130,803
Real estate 2.2%		5,793,080
Equity real estate investment trusts 1.9%
American Tower Corp.	15,726	3,258,270
Crown Castle, Inc.	13,966	1,861,109
Real estate management and development 0.3%
Five Point Holdings LLC, Class A (A)	295,483	673,701

	Yield (%)	Shares	Value
Short-term investments 1.1%			$2,855,953
(Cost $2,855,974)
Short-term funds 1.1%			2,855,953
John Hancock Collateral Trust (B)	3.1986(C)	285,853	2,855,953

Total investments (Cost $270,289,138) 99.6%	$263,748,160
Other assets and liabilities, net 0.4%	1,103,256
Total net assets 100.0%	$264,851,416

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-22.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2022, by major security category or type:
	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$24,568,644	$24,568,644	—	—
Consumer discretionary	59,612,928	54,006,613	$5,606,315	—
Consumer staples	16,610,802	16,610,802	—	—
Energy	17,219,059	17,219,059	—	—
Financials	53,237,084	53,237,084	—	—
Health care	13,247,184	13,247,184	—	—
Industrials	12,505,463	12,505,463	—	—
Information technology	54,967,160	54,967,160	—	—
Materials	3,130,803	3,130,803	—	—
Real estate	5,793,080	5,793,080	—	—
Short-term investments	2,855,953	2,855,953	—	—
Total investments in securities	$263,748,160	$258,141,845	$5,606,315	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	285,853	—	$26,358,901	$(23,501,479)	$(1,448)	$(21)	$28,793	—	$2,855,953
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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